Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Consolidated Interim Statements of Operations and Comprehensive Income (Loss) (unaudited)
Revenue from mining operations	$ 9,218	$ 9,370	$ 19,043	$ 20,420
Cost of sales	8,175	5,468	16,149	11,774
Mine operating income	1,043	3,902	2,894	8,646
Operating expenses
General and administrative expenses	1,535	1,356	2,719	2,472
Share-based payments	843	862	1,182	1,062
Income (loss) before other items	(1,335)	1,684	(1,007)	5,112
Other items
Interest and other income	20	59	229	52
Loss on long-term investments	(285)	(596)	(604)	(1,282)
Fair value adjustment on warrant liability	751	2,373	458	2,606
Unrealized foreign exchange gain (loss)	552	123	416	(482)
Project evaluation expenses	0	6	0	75
Finance cost	(3)	(88)	(77)	(101)
Accretion of reclamation provision	(12)	(11)	(23)	(21)
Interest expense	(72)	(22)	(117)	(43)
Income (loss) before income taxes	(384)	3,528	(725)	5,766
Income taxes:
Current income tax recovery (expense)	559	(360)	534	(500)
Deferred income tax recovery (expense)	959	(885)	973	(2,337)
Income tax recovery (expense)	1,518	(1,245)	1,507	(2,837)
Net income (loss)	1,134	2,283	782	2,929
Other comprehensive income (loss)
Currency translation differences	(313)	(119)	(576)	(238)
Total comprehensive income (loss)	$ 821	$ 2,164	$ 206	$ 3,167
Basic	$ 0.01	$ 0.02	$ 0.01	$ 0.03
Diluted	$ 0.01	$ 0.02	$ 0.01	$ 0.03
Weighted average number of common shares outstanding
Basic	119,195,457	117,129,947	118,887,538	110,548,661
Diluted	123,214,209	120,386,601	122,907,727	113,814,123